Fair Value Measurements (Tables)	9 Months Ended		12 Months Ended
	Oct. 31, 2021	Sep. 30, 2021	Jan. 31, 2021
Summary of Information About Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account - money market funds	$345,011,949	$—	$—
Liabilities:
Derivative warrant liabilities - Public warrants	$6,900,000	$—	$—
Derivative warrant liabilities - Private placement warrants	$—	$—	$3,560,000

Summary of Fair Value Measurement Inputs and Valuation Techniques
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates for the warrants:

	September 30, 2021	Initial Measurement
Exercise price	$11.50	$11.50
Stock price	$9.77	$9.75
Volatility	13.8%	16.0%
Term (years)	5.35	5.33
Risk-free rate	1.02%	0.94%

Change in Fair Value of Derivative Liabilities
The change in the fair value of the derivative liabilities utilizing Level 3 measurements for the three and nine months ended September 30, 2021 is summarized as follows:

Derivative liabilities at January 1, 2021	$—
Issuance of Public Warrants - Level 3	8,711,250
Issuance of Private Warrants - Level 3	4,494,500
Change in fair value of derivative liabilities - Level 3	523,000

Derivative liabilities at March 31, 2021 - Level 3	$13,728,750
Transfer of Public Warrants to Level 1 Measurement	(9,056,250)
Change in fair value of derivative liabilities - Level 3	667,500

Derivative liabilities at June 30, 2021 - Level 3	$5,340,000

Change in fair value of derivative liabilities - Level 3	(1,780,000)

Derivative liabilities at September 30, 2021 - Level 3	$3,560,000

Rigetti Holdings [Member]
Summary of Fair Value Measurement Inputs and Valuation Techniques	The fair value of the common stock warrant liabilities presented above were measured using the Black Scholes model approach. Significant inputs into the respective models at October 31, 2021, are as follows:

Valuation Assumption	Common Stock Warrants
October 31, 2021

Stock price	$4.44
Strike price	$0.21
Volatility (annual)	51.90%
Risk-free rate	1.30%
Estimated time to expiration (years)	10
Dividend yield	0.00%

Change in Fair Value of Derivative Liabilities
A summary of the changes in the fair value of the Company’s Level 3 financial instruments as of January 31, 2021 and 2020 are as follows:

	Convertible Notes	Simple agreement for future equity	Redeemable Convertible Preferred Stock Warrant Liability
Balance - January 31, 2019	$1,751,342	$—	$122,000
Issuances	19,950,000	1,500,000	—
Settlement	—	—	(122,000)
Loss on change in fair value	5,191,117	382,397	—

Balance - January 31, 2020	$26,892,459	$1,882,397	$—

Issuances	—	—	—
Settlement	(26,892,459)	(1,882,397)	—
Loss on change in fair value	—	—	—

Balance - January 31, 2021	$—	$—	$—

Summary of Information About Liabilities Measured at Fair Value on Recurring Basis
The fair value measurements of assets and liabilities that are measured at fair value at January 31, 2020 are as follows:

	Fair Value Hierarchy
Year Ended January 31, 2020	Level 1	Level 2	Level 3
Liabilities:
Convertible Notes	$—	$—	$26,892,459
Simple agreement for future equity	$—	$—	$1,882,397

Total Liabilities	$—	$—	$28,774,856